Leases (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Leases [Abstract]
Borrowing rate	5.90%	5.90%
Contingent rentals
Operating lease expense	$ 408,000	$ 52,443	$ 457,000